Segment reporting (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [abstract]
Excise duty included in revenues	₨ 0	[1]	₨ 173	₨ 939

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenues are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2019 are not comparable with those of the previous years presented.